segment information	12 Months Ended
Dec. 31, 2017
segment information
segment information

5segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and the operating results of which are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance.

As at December 31, 2017, we do not currently aggregate operating segments, and thus our reportable segments as at December 31, 2017, are also wireless and wireline. The wireless segment includes network revenues (mobile data and mobile voice) and equipment sales arising from mobile technologies. The wireline segment includes wireline data revenues (which include Internet protocol; television; hosting, managed information technology and cloud-based services; business process outsourcing; certain healthcare solutions; and home security), voice and other telecommunications services revenues (excluding wireless arising from mobile technologies), and equipment sales. Segmentation is based on similarities in technology (mobile versus fixed), the technical expertise required to deliver the services and products, customer characteristics, the distribution channels used and regulatory treatment. Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker) through December 31, 2017, and the reconciliations thereof to our revenues and income before income taxes, are set out in the following table.

Years ended December 31	Wireless		Wireline		Eliminations		Consolidated
(millions)	2017	2016	2017	2016	2017	2016	2017	2016
Operating revenues
External revenues
Service	$6,994	$6,569	$5,484	$5,431	$—	$—	$12,478	$12,000
Equipment	505	509	219	216	—	—	724	725

Revenues arising from contracts with customers	7,499	7,078	5,703	5,647	—	—	13,202	12,725
Other operating income	36	37	66	37	—	—	102	74

	7,535	7,115	5,769	5,684	—	—	13,304	12,799
Intersegment revenues	43	58	206	194	(249)	(252)	—	—

	$7,578	$7,173	$5,975	$5,878	$(249)	$(252)	$13,304	$12,799

EBITDA 1 contribution	$3,099	$2,906	$1,675	$1,323	$—	$—	$4,774	$4,229

CAPEX, excluding spectrum licences 2	$978	$982	$2,116	$1,986	$—	$—	$3,094	$2,968

Operating revenues — external (above)	$13,304	$12,799
Goods and services purchased	5,935	5,631
Employee benefits expense	2,595	2,939

EBITDA (above)	4,774	4,229
Depreciation	1,617	1,564
Amortization	552	483

Operating income	2,605	2,182
Financing costs	573	520

Income before income taxes	$2,032	$1,662

(1)

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

(2)

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.

Geographical information

We attribute revenues from external customers to individual countries on the basis of the location where the goods and/or services are provided. We do not have significant revenues that we attribute to countries other than Canada (our country of domicile), nor do we have significant amounts of property, plant, equipment, intangible assets and/or goodwill located outside of Canada.